Other Income/Expenses - Summary of Other Income (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of other non-operating income [abstract]
Gain on disposal of a subsidiary	₽ 1,130
Gain on sales and purchases of foreign currencies	33	₽ 50
Reversal of unclaimed declared dividends to non-controlling interest upon expiration of limitation period	7	203
Write-off of trade and other payables with expired legal term		177	₽ 155
Other income	171	288	73
Total	₽ 1,341	₽ 718	₽ 228